Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Loss protection related to derivatives transactions, net of related collateral excluded	$ 3,500,000	$ 0